UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street   Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.  [Insert annual or semi-annual report.]

SOUTHERNSUN SMALL CAP FUND

INVESTMENT ADVISER

SOUTHERNSUN ASSET MANAGEMENT, INC.

6000 POPLAR AVENUE, SUITE 220

MEMPHIS, TN 38119

SEMI-ANNUAL REPORT

MARCH 31, 2012

SouthernSun Funds

Letter to Shareholders

Dear Fellow Shareholders,

As most of our investors are aware, we spend a great deal of time challenging our own assertions, questioning our own motives and biases, and looking for flaws in our logic or the numbers. Our philosophy continually informs our process and the data it produces, and we are regularly reminded of our belief that there is no substitute for patience and perseverance. We work to balance this view with a deep understanding that it is equally important to deal with small challenges before they become big ones.

For the past few years, I have been working on the core research for what I hope to be a series of books that evaluate the 21st century implications of what we call a “techno postmodern corrective” in language, culture, politics and terror on capital formation and investment around the world.

With that notion as a backdrop, we are becoming increasingly convinced that what is generally considered or characterized as investment philosophy has, in the past 40 years or so, gravitated more and more toward what one might call hollow catchphrases with little to no discernible correlation to the term “philosophy.” With our culture’s fundamental shift from a consensus of certain core absolutes to relativism, such a shift is not unexpected.

In last quarter’s conference call, we suggested that more reliance on automation in finance may lead many observers and practitioners to believe that the approach we take at SouthernSun might become extinct. But, in that same call, we maintained one very essential caveat: that though this reliance on automation may be the general trend in our business, we believe that such a trend could work to the advantage of our particular investment philosophy.

We were pleased with our recent feature in Bloomberg Markets Magazine’s article, “The Best Performing Mutual Funds.” (You may read the article at www.southernsunfunds.com.) Reporters often tend to meld the words of their interviewees to fit an agenda or theme for their story. In this case, we believe that Christopher Condon was able to accurately convey our concern that the current trend toward large-scale decision-making with pseudo-science or poorly vetted data is troubling at best. Local and global leaders in the public and private sector now seem to allow obvious and simple structural imperfections to fester while, at the same time, implementing policy based on little, no, inconclusive, or unchallenged information. So in an age of non-reason, there will likely be particular groups or individuals that see such action or inaction as appropriate and good; but many times, these actions are neither coherent nor do they coalesce with reality. Therefore, such decisions or indecisions end up producing long-term outcomes that are detrimental or, at best, overly complex and, thus, not helpful. And then, most of us act surprised.

To this point, we would say “this presents opportunity.” Since inception, our investment philosophy has held fast to certain absolutes, as we do today, that we believe assist us in a continual effort to challenge and evaluate our own flaws as well as those in the world around us, thus logically giving us confidence in our decisions along the way. We have no crystal ball, and we are not always correct. But we do have a deep respect for the past: from a portfolio perspective, domestically, and globally.

As we mentioned last year, we believe that your portfolios are in transition, due in large part to the unusual number of portfolio businesses acquired in the past several years. We continue to believe that this could create uneven portfolio performance for a time. Of course, we do not discount the possibility of unexpected marketplace reaction producing rapid upward and downward moves in the quoted prices of our businesses. However, as newly initiated positions are coupled with one or more of the numerous new prospects on which we are currently working, we are hopeful that our portfolio companies can produce solid results in time.

Looking at the performance of the Fund for the 2nd fiscal quarter (ending March 31, 2012), the Investor share class was up 11.88%, while the benchmark, the Russell 2000 Index1, was up 12.44%.  For the trailing twelve (12) month period ending March 31, 2012, the Fund was up 5.29%, while the Russell 2000 Index1 was down 0.18%.  For the five (5) year period ending March 31, 2012, the Fund’s average annual return was 9.45%, while the Russell 2000 Index1 was up 2.13%.  The average annual rate of return since inception of the Investor share class (October 1, 2003) to March 31, 2012, was up 11.96%, while the Russell 2000 Index1 average annual rate of return was up 7.84%.

The Institutional share class of the Fund, for the 2nd fiscal quarter (ending March 31, 2012), was up 11.95%, while the Russell 2000 Index1 was up 12.44%.  For the trailing twelve (12) month period ending March 31, 2012, the Fund was up 5.58%, while the Russell 2000 Index1 was down 0.18%.  The average annual rate of return since inception of the Institutional share class (October 1, 2009) to March 31, 2012, was up 28.75%, while the Russell 2000 Index1 average annual rate of return was up 15.06%.

We thank you for your continued trust in helping you reach your investment goals.  If you should have any questions, please contact us at 866-672-3863 or use the information request section of the “Contact Us” page of our website, www.southernsunfunds.com.

Michael W. Cook, Sr.

CEO/Chief Investment Officer

SouthernSun Asset Management

The above performance data is historical. Total returns for periods greater than one year are annualized. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2013, to ensure that the net annual fund operating expenses will not exceed 1.50% for the Investor share class and 1.25% for the Institutional share class, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would be 1.35% for the Investor share class and 1.10% for the Institutional share class. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results would have been lower. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call 866-672-3863. The Fund charges a 2% redemption fee for shares held less than 30 days. The above performance does not reflect the deduction of this fee. If reflected, the fee will reduce the performance quoted.

1 The Russell 2000 is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized companies in the Russell 3000 Index and includes the reinvestment of all dividends.  An investor cannot invest directly in an index.

0725-NLD-5/11/2012

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited)
March 31, 2012

Shares		Market Value

	COMMON STOCK - 89.67%
	APPAREL - 4.96%
231,700	Columbia Sportswear Co.	$ 10,994,165
289,185	Iconix Brand Group, Inc. *	5,026,035
		16,020,200

	CHEMICALS - 3.75%
433,600	Solutia, Inc.	12,114,784

	COAL - 0.93%
583,900	James River Coal Co. *	2,989,568

	CONSTRUCTION SERVICES - 8.83%
298,700	Chicago Bridge & Iron Co.	12,900,853
367,500	URS Corp.	15,626,100
		28,526,953
	ENERGY - 4.61%
278,400	OGE Energy Corp.	14,894,400

	ENVIRONMENTAL CONTROL - 4.70%
872,500	Darling International, Inc. *	15,198,950

	FINANCIAL SERVICES - 4.21%
121,700	Affiliated Managers Group, Inc. *	13,607,277

	FOOD PROCESSING - 7.48%
223,500	Sanderson Farms, Inc.	11,852,205
559,500	Smithfield Foods, Inc. *	12,325,785
		24,177,990
	HEALTHCARE-SERVICES - 3.93%
259,200	Centene Corp. *	12,693,024

	HOME BUILDERS - 3.33%
340,613	Thor Industries, Inc.	10,749,746

	HOUSEWARES - 0.20%
18,761	Spectrum Brands Holdings, Inc. *	655,885

The accompanying notes are an integral part of these financial statements.
SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
March 31, 2012

Shares		Market Value

	MACHINERY - 13.95%
314,200	AGCO Corp. *	$ 14,833,382
4,654	Cascade Corp.	233,259
92,400	Flowserve Corp.	10,673,124
108,000	Middleby Corp. *	10,927,440
154,600	Nordson Corp.	8,427,246
		45,094,451
	METAL FABRICATE/HARDWARE - 3.74%
238,500	Timken Co.	12,101,490

	MISCELLANEOUS MANUFACTURING - 11.95%
544,723	Brink's Co.	13,002,538
297,900	Koppers Holdings, Inc.	11,487,024
428,400	Trinity Industries, Inc.	14,115,780
		38,605,342
	OIL & GAS - 3.85%
359,000	Newfield Exploration Co. *	12,450,120

	RECREATIONAL PRODUCTS - 2.80%
125,500	Polaris Industries, Inc.	9,054,825

	RETAIL - 2.49%
88,800	Tractor Supply Co.	8,041,728

	SOFTWARE - 3.96%
534,900	Broadridge Financial Solutions, Inc.	12,789,459

	TOTAL COMMON STOCK	289,766,192
	( Cost - $254,587,281)

	SHORT-TERM INVESTMENTS - 10.91%
35,256,711	Dreyfus Institutional Reserve Money Market Fund, 0.00% +	35,256,711
	( Cost - $35,256,711)

	TOTAL INVESTMENTS - 100.58%
	( Cost - $289,843,992) (a)	325,022,903
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.58)%	(1,885,070)
	NET ASSETS - 100.00%	$ 323,137,833
SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
March 31, 2012

* Non-Income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2012.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appeciation:	$ 44,558,983
	Unrealized Depreciation:	(9,380,072)
	Net Unrealized Appreciation:	$ 35,178,911

The accompanying notes are an integral part of these financial statements.

SouthernSun Funds
Statement of Assets and Liabilities (Unaudited)
Small Cap Fund
March 31, 2012

ASSETS:
Investments, at cost	$ 289,843,992
Investments in securities, at value	$ 325,022,903
Receivable for fund shares sold	1,158,744
Receivable for securities sold	720,476
Dividends and interest receivable	292,802
Prepaid expenses and other assets	31,521
Total Assets	327,226,446

LIABILITIES:
Payable for securities purchased	3,201,284
Payable for fund shares repurchased	600,605
Accrued advisory fees	217,323
Accrued distribution fees	44,570
Accrued expenses payable to other affiliates	12,642
Accrued expenses and other liabilities	12,189
Total Liabilities	4,088,613
Net Assets	$ 323,137,833

NET ASSETS CONSIST OF:
Paid in capital	$ 283,477,283
Accumulated net investment loss	(250,953)
Accumulated net realized gain from investment transactions	4,732,592
Net unrealized appreciation on investments	35,178,911
Net Assets	$ 323,137,833

Investor Class
Net Assets	$ 221,716,962
Shares Outstanding (no par value; unlimited number of shares authorized)	10,066,556
Net Asset Value, offering price and redemption price per share*
($221,716,962 / 10,066,556)	$ 22.03

Institutional Class
Net Assets	$ 101,420,871
Shares Outstanding (no par value; unlimited number of shares authorized)	4,567,077
Net Asset Value, offering price and redemption price per share*
($101,420,871 / 4,567,077)	$ 22.21

*The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

SouthernSun Funds
Statement of Operations (Unaudited)
Small Cap Fund
For the six months ended March 31, 2012

INVESTMENT INCOME:
Dividends (Net of foreign tax of $3,859)	$ 1,059,393
Total investment income	1,059,393

EXPENSES:
Investment advisory fees	942,182
Distribution fees	196,577
Administration fees	40,225
Transfer agency fees	39,634
Accounting fees	20,764
Registration & filing fees	13,856
Custody fees	12,255
Printing expense	10,776
Chief Compliance Officer	8,030
Audit fees	6,219
Legal fees	5,984
Insurance expense	4,543
Trustees' fees	4,470
Miscellaneous expenses	4,831
Total expenses	1,310,346

Net investment loss	(250,953)

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain from investment transactions	6,841,330
Net change in unrealized appreciation of investments	47,202,379
Net realized and unrealized gain on investments	54,043,709
Net increase in net assets resulting from operations	$ 53,792,756

The accompanying notes are an integral part of these financial statements.

SouthernSun Funds
Statements of Changes in Net Assets
Small Cap Fund

	For the six	For the year
	months ended	ended
	March 31, 2012	September 30, 2011
NET INCREASE (DECREASE) IN NET	(Unaudited)
ASSETS FROM OPERATIONS:
Net investment loss	$ (250,953)	$ (440,374)
Net realized gain from investment transactions	6,841,330	11,325,296
Net change in unrealized appreciation (depreciation)
on investments	47,202,379	(17,522,629)
Net increase (decrease) in net assets resulting
from operations	53,792,756	(6,637,707)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gains on investments
($1.24 and $0.00 per share, respectively)	(11,631,838)	-
Total distributions to shareholders	(11,631,838)	-

CAPITAL SHARE TRANSACTIONS: (Note 5)
Investor Class	98,966,606	44,093,159
Institutional Class	45,365,541	27,905,114
Total Capital Share Transactions	144,332,147	71,998,273

Net increase in net assets	186,493,065	65,360,566

NET ASSETS:
Beginning of period	136,644,768	71,284,202
End of period	$ 323,137,833	$ 136,644,768

Accumulated net investment loss at end of period	$ (250,953)	$ -

The accompanying notes are an integral part of these financial statements.

SouthernSun Funds
Financial Highlights
Small Cap Fund - Investor Class

Selected data based on a share outstanding throughout each period.
	Six months		One year		One year		One year		One year		One month		One year
	ended		ended		ended		ended		ended		ended		ended
	Mar. 31,		Sep. 30,		Sep. 30,		Sep. 30,		Sep. 30,		Sep. 30,		Aug. 31,
	2012		2011		2010		2009		2008		2007**		2007
	(Unaudited)
Net asset value, beginning of period	$ 17.41		$ 15.94		$ 12.55		$ 13.89		17.35		$ 16.81		$ 14.48

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (a)	(0.03)		(0.09)		(0.07)		0.00	(d)	0.00	(d)	0.00	(d)	(0.04)
Net realized and unrealized gain (loss)
on investments	5.89		1.56		3.46		(1.16)		(2.49)		0.54		2.60
Total from investment operations	5.86		1.47		3.39		(1.16)		(2.49)		0.54		2.56

LESS DISTRIBUTIONS:
From net investment income	-		-		-		-		-		-		-
From net realized gains on investments	(1.24)		-		-		(0.18)		(0.97)		-		(0.23)
Total distributions	(1.24)		-		-		(0.18)		(0.97)		-		(0.23)
Paid in capital from redemption fees	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

Net asset value, end of period	$ 22.03		$ 17.41		$ 15.94		$ 12.55		$ 13.89		$ 17.35		$ 16.81

Total return (b)	34.50%		9.22%		27.01%		(7.92)%		(14.94)%		3.21%		17.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 221,717		$ 93,228		$ 53,504		$ 59,210		$ 71,045		$ 57,848		$ 54,631
Ratios to average net assets
Expenses, net of reimbursement	1.24%	(c)	1.42%	(e)	1.50%	(e)	1.50%		1.50%		1.50%	(c)	1.50%
Expenses, before reimbursement	1.24%	(c)	1.33%		1.43%		1.53%		1.60%		1.89%	(c)	1.73%
Net investment loss, net of reimbursement	(0.30)%	(c)	(0.44)%		(0.51)%		(0.05)%		(0.01)%		(0.06)%	(c)	(0.24)%
Net investment loss, before reimbursement	(0.30)%	(c)	(0.35)%		(0.44)%		(0.08)%		(0.11)%		(0.45)%	(c)	(0.47)%
Portfolio turnover rate	9%		38%		28%		49%		52%		1%		26%

**The Fund's fiscal year end changed from August 31 to September 30, effective September 30, 2007.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Amount is less than $.01 per share.
(e) Such ratio includes Adviser's recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

SouthernSun Funds
Financial Highlights
Small Cap Fund - Institutional Class *

Selected data based on a share outstanding throughout each period.
	Six months		One year		One year
	ended		ended		ended
	Mar. 31,		Sep. 30,		Sep. 30,
	2012		2011		2010
	(Unaudited)
Net asset value, beginning of period	$ 17.52		$ 15.99		$ 12.55

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	0.00		(0.02)		(0.04)
Net realized and unrealized gain
on investments	5.93		1.55		3.48
Total from investment operations	5.93		1.53		3.44

LESS DISTRIBUTIONS:
From net investment income	-		-		-
From net realized gains on investments	(1.24)		-		-
Total distributions	(1.24)		-		-
Paid in capital from redemption fees	0.00	(c)	0.00	(c)	0.00	(c)

Net asset value, end of period	$ 22.21		$ 17.52		$ 15.99

Total return (b)	34.69%		9.57%		27.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 101,421		$ 43,417		$ 17,781
Ratios to average net assets
Expenses	0.99%	(d)	1.08%		1.19%
Net investment loss	(0.04)%	(d)	(0.12)%		(0.25)%
Portfolio turnover rate	9%		38%		28%

* Commenced operations on September 30, 2009.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.
(c) Amount is less than $.01 per share.
(d) Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

SouthernSun Funds

Notes to Financial Statements (Unaudited)

March 31, 2012

NOTE 1. ORGANIZATION

SouthernSun Small Cap Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Fund was organized to acquire all the assets of the New River Small Cap Fund, a series of the New River Funds Trust (the “Predecessor Fund”), in a tax-free reorganization, effective November 6, 2008 (the “Reorganization”).  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund offers two classes of shares designated as Investor Class and Institutional Class.  Each class represents an interest in the same assets of the Fund with the only difference being that Investor Class shares are subject to an annual distribution and service (12b-1) fee.  The primary investment objective of the Fund is long-term capital appreciation.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation- The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ NMS and Small Cap Market traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

SouthernSun Funds

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$289,766,192	-	-	$289,766,192
Short-Term Investments	35,256,711	-	-	35,256,711
Total	$325,022,903	-	-	$325,022,903

*Please refer to the Schedule of Investments for Industry classifications.

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund is required to include enhanced disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  During the six months ended March 31, 2012, the Fund did not hold any derivative instruments.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-

SouthernSun Funds

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses- Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification- The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.   SouthernSun Asset Management LLC serves as the Fund’s Investment Adviser (the “Adviser”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

SouthernSun Funds

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund.  For the six months ended March 31, 2012, the Adviser earned advisory fees of $942,182.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit the Fund’s expenses, other than extraordinary non-recurring or acquired fund fees and expenses, at least until January 31, 2013, so that the total annual operating expenses of the Fund’s Investor Class and Institutional Class shares do not exceed 1.50% and 1.25%, respectively, of average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  For the six months ended March 31, 2012, the Manager did not waive any fees.

Distributor – The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets of the Investor Class shares of the Fund and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the six months ended March 31, 2012, the Fund incurred distribution fees of $196,577.

Trustees – Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement

SouthernSun Funds

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended March 31, 2012, amounted to $120,989,176 and $17,449,234, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

The Fund has unlimited shares of beneficial interest authorized with no par value.  Capital share transactions were as follows:

	Investor Class
	For the six months ended		For the year ended
	March 31, 2012		Sept. 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	5,987,367	$ 126,005,487	4,668,014	$ 97,616,171
Reinvestment	394,660	7,766,916
of dividends	-	-	-	-
Shares redeemed	(1,670,471)	(34,824,905)	(2,669,715)	(53,543,971)
Redemption fees**		19,108	-	20,959
Net increase (decrease)	4,711,556	$ 98,966,606	1,998,299	$ 44,093,159

	Institutional Class
	For the six months ended		For the year ended
	March 31, 2012		Sept. 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	2,497,378	$ 53,908,182	2,809,251	$ 57,029,002
Reinvestment	157,744	3,128,060
of dividends	-	-	-	-
Shares redeemed	(565,677)	(11,676,023)	(1,443,760)	(29,130,912)
Redemption fees**	-	5,322	-	7,024
Net increase	2,089,445	$ 45,365,541	1,365,491	$ 27,905,114

_________________

  **The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

SouthernSun Funds

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

NOTE 6.   TAX COMPONENTS OF CAPITAL

As of September 30, 2011, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 2,627,697	$ 7,657,462	$ -	$ -	$ (12,785,527)	$ (2,500,368)

The difference between the book basis and tax basis for unrealized depreciation and undistributed ordinary income is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences primarily attributable to net operating losses, resulted in reclassification as of September 30, 2011 as follows: a decrease in accumulated net investment loss of $440,374 and a decrease in accumulated net realized gain on investments of $440,374.  These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.

NOTE 7. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended March 31, 2012, Investor Class shares assessed $19,108, and Institutional Class shares assessed $5,322 in redemption fees.

NOTE 8. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

SouthernSun Funds

Notes to Financial Statements (Unaudited)(Continued)

March 31, 2012

NOTE 9. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

SouthernSun Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on October 1, 2011, and held until March 31, 2012.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Expenses Paid During Period* (10/1/11 to 3/31/12)
Small Cap Fund – Investor Class
Actual	$1,000.00	$1,345.04	$7.27
Hypothetical (5% return before expenses)	1,000.00	1,018.80	6.26
Small Cap Fund – Institutional Class
Actual	$1,000.00	$1,346.93	$5.81
Hypothetical (5% return before expenses)	1,000.00	1,020.05	5.00

 *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.24% and 0.99% for the Investor Class and Institutional Class, respectively,  multiplied by the average account value over the period, multiplied by 183/366 (to reflect the number of days in the six month period ending March 31, 2012).

SouthernSun Funds

Additional Information (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular meeting held on June 17, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement between SouthernSun Asset Management LLC (“SSAM” or the “Adviser”) and the Trust, on behalf of SouthernSun Small Cap Fund (the “Fund”).  Fund counsel explained that SSAM also intends to restructure the corporation into a limited liability company, and that the ownership structure will also change.  The Trustees reviewed a description of the restructuring provided by SSAM, which explained that the current employees would become significant owners of the firm.  Fund counsel noted that the restructuring will result in a change of control, but that it is not anticipated to result in an operational change to the adviser.  Fund counsel explained that in addition to the renewal of the investment advisory agreement, SSAM is also asking the Board to approve an interim advisory agreement and a final advisory agreement (collectively the “Agreements”).

In considering the Agreements, the Board received materials specifically relating to the Agreements from the Adviser.  These materials included: (a) the investment performance of SSAM’s similarly managed accounts, and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of SSAM and investment management staffing; and (d) the financial condition of SSAM.

In its consideration of the renewal of the Agreements for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by SSAM to the Fund, the Trustees noted that the day-to-day operations of the Fund were not anticipated to change as a result of SSAM’s restructuring.  They reviewed biographical information for certain key employees of SSAM.  The Board considered that, under the terms of the New Management Agreement, SSAM, subject to the supervision of the Board, would continue to provide the Fund with investment advice and supervision and would continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund.

The Board noted that SSAM pays expenses incurred by it in connection with acting as investment adviser, including expenses related to all employees, office space, and facilities.  In addition, the Board considered that SSAM pays all advertising, promotion, and other expenses incurred in connection with the distribution of the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Board reviewed financial statements provided by SSAM’s parent company.  Finally, the Trustees noted that SSAM had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of a Fund’s investment policies and limitations, as well as federal securities laws.  The Trustees concluded that, overall,  they were satisfied with  the nature, extent, and quality of the  services provided to  the

SouthernSun Funds

Additional Information (Unaudited) (Continued)

Fund under the Initial Management Agreement and did not expect them to change under the New Management Agreement.

Performance.  As to the Fund’s performance, the Board referred to the Report, which contained the Fund’s returns as of April 30, 2010 compared to the S&P 500 Index and the Russell 2000 Index.  The Board noted that the Fund had outperformed both indexes for the relevant periods.  The Board concluded that they were satisfied with the Fund’s performance.

 Fees and Expenses.  As to the fees paid by the Fund, the Board noted that SSAM charges a 0.85% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds as well as fees charged by SSAM for accounts managed similarly to the Fund. The Trustees concluded that the Fund’s advisory fees and expense ratio were reasonable in light of the quality of the services the Fund has received, and expects to receive, from SSAM, and the level of fees paid by funds in the peer group.  The Trustees noted that SSAM also receives the benefit of 12b-1 fees.

Economies of Scale. As to economies of scale, the Trustees noted that the New Management Agreement would not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for SSAM to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where SSAM could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Profitability.  As to the profits to be realized by SSAM, the Trustees reviewed SSAM’s analysis of its profitability and its financial condition and noted that SSAM had agreed to cap the Fund’s expenses and had waived parts of its management fees from the Fund during the previous fiscal year to maintain that expense cap for the benefit of shareholders.  Based on their review, the Trustees concluded that they were satisfied that SSAM’s level of profitability from its relationship with the Fund was not excessive.

 Conclusion.  As a result of their considerations, the Board of Trustees, including all of the Independent Trustees, determined that the proposed New Management Agreement is in the best interests of the Fund and its shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the New Management Agreement and voted to recommend it to shareholders for approval.

SouthernSun Funds

Portfolio Holdings Summary (Unaudited)

As of March 31, 2012

Small Cap Fund

Portfolio Holdings by Industry	% of Net Assets		% of Net Assets
Common Stocks	89.67%	Oil & Gas	3.85
Machinery	13.95	Chemicals	3.75
Miscellaneous Manufacturing	11.95	Metal Fabricate / Hardware	3.74
Construction Services	8.83	Home Builders	3.33
Environmental Control	4.70	Recreational Products	2.80
Food Processing	7.48	Retail	2.49
Apparel	4.96	Coal	0.93
Energy	4.61	Housewares	0.20
Financial Services	4.21	Short-Term Investments	10.91
Software	3.96	Liabilities in Excess of Other Assets	(0.58)
Healthcare Services	3.93	Total Net Assets	100.00%

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies relating to portfolio securities for the 12-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-672-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (For information on the operation of the Public Reference Room call 1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-672-3863.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

SouthernSun Asset Management LLC

6000 Poplar Avenue, Suite 220

Memphis, TN 38119

Administrator and

Fund Accountant

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Transfer Agent &

Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Distributor
Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Shareholder Information:

1-866-672-3863

SOUTHERNSUN SMALL CAP FUND

SEMI-ANNUAL REPORT

MARCH 31, 2012

This report and the financial statements contained herein are submitted for general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the SouthernSun Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not Applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

6/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

6/6/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/6/12